 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Charter Income Trust - MCR

Report of the calendar month ending July 31, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
7/16/03	Shares of beneficial interest	19,000	8.6499	9.54	Merrill Lynch
7/17/03	Shares of beneficial interest	19,000	8.5643	9.53	Merrill Lynch
7/18/03	Shares of beneficial interest	19,000	8.5939	9.53	Merrill Lynch
7/21/03	Shares of beneficial interest	20,000	8.6261	9.50	Merrill Lynch
7/22/03	Shares of beneficial interest	20,000	8.50	9.49	Merrill Lynch
7/23/03	Shares of beneficial interest	20,000	8.5418	9.51	Merrill Lynch

Total Shares Repurchased: 117,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management